Acquisition	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
ACQUISITION

3. ACQUISITION

On September 17, 2021, the Company and D8 consummated the Business Combination with Legacy Vicarious Surgical surviving the merger as a wholly-owned subsidiary of D8. Upon the consummation of the Business Combination, each share of Legacy Vicarious Surgical issued and outstanding was exchanged for 3.29831 shares (the “Exchange Ratio”) of the Company’s common stock (the “Merger Consideration”).

Upon the closing of the Business Combination, D8’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 143,931,076 shares, of which 124,141,216 were designated as Class A common stock and 19,789,860 were designated as Class B common stock both having a par value of $0.0001 per share.

In connection with the execution of the definitive agreement for the Business Combination, D8 entered into separate subscription agreements (each a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and D8 agreed to sell to the Subscribers, an aggregate of 14,200,000 shares of the Company’s common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $142,000, in a private placement pursuant to the Subscription Agreements (the “PIPE” financing). The PIPE financing closed simultaneously with the consummation of the Business Combination.

The Business Combination is accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, D8 was treated as the “acquired” company for financial accounting purposes. See Note 1, “Nature of Business and Basis of Presentation” for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Vicarious Surgical issuing stock for the net assets of D8, accompanied by a recapitalization. The net assets of D8 are stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the statement of cash flows and the statement of changes in equity for the year ended December 31, 2021.

Recapitalization
Cash – D8’s trust and cash (net of redemptions)	$77,993
Cash – PIPE Financing	142,000
Less: Transaction costs and advisory fees	(29,569)
Net proceeds from reverse recapitalization	190,424
Less: Warrant liabilities assumed	(93,110)
Net assets and liabilities assumed in reverse recapitalization	$97,314

The number of shares of common stock issued immediately following the consummation of the Business Combination was as follows:

Number of Shares
Common stock, outstanding prior to the Business Combination	34,500,000
Less: Redemption of D8 shares	(26,745,028)
D8 Public Shares	7,754,972
D8 Sponsor Shares	8,625,000
Shares issued in PIPE financing	14,200,000
Business combination and PIPE financing shares	30,579,972
Legacy Vicarious Surgical shares(1)	88,042,340
Total shares of common stock immediately after Business Combination	118,622,312

(1)      The number of Legacy Vicarious Surgical shares was determined from the shares of Legacy Vicarious Surgical shares outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of 3.29831. All fractional shares were rounded down.